Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	May 18, 2018
Document Effective Date	May 18, 2018
Prospectus Date	Dec. 29, 2017
Dreyfus High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX